WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.3%
Alabama - 3.6%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$5,179,123	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,067,400
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	72,261,416
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	7,970,596
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,321,327
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,161,755
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	50,595,000	54,527,410	(b)(c)

Total Alabama				174,489,027

Alaska - 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	322,595	(d)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,493,099
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,899,817
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,251,824
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,821,499	(a)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	1,115,000	1,458,404
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,390,000	1,809,489
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	1,000,000	1,206,252
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	2,500,000	3,003,425
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	1,500,000	1,789,788
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/38	1,255,000	1,493,905

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Alaska - continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,350,000	$1,596,576
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	1,500,000	1,726,801

Total Alaska				26,873,474

Arizona - 2.2%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	3,958,907
Series D	5.000%	7/1/46	2,500,000	2,866,863
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,101,752
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,502,603
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,757,717
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,164,949
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	698,035	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	989,206	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,960,300	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,619,293
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,929,813
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,475,835
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,422,441
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	2,955,765
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	41,998,895	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,156,338
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	352,620
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	695,177
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	861,180

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - continued
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	$1,300,000	$1,573,361
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,863,094	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,432,361
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,016,558
Series A	5.000%	8/1/47	2,000,000	2,442,083
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,071,234

Total Arizona				106,866,380

California - 11.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,950,192
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,641,673
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,910,243
Series A, Refunding	5.000%	5/1/34	1,350,000	1,473,444
Series A, Refunding	5.000%	5/1/46	9,000,000	9,823,272
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A, (SIFMA Municipal Swap Index Yield + 1.250%)	1.300%	4/1/27	27,000,000	28,375,134	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	4,625,000	4,236,257
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,881,294
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,816,636
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,172,402

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	$7,000,000	$8,500,232
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,651,763	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,556,538	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,376,877	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,372,047	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,524,669	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	2,000,000	2,421,691	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	8,797,860	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,682,850
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,723,121
Various Purpose, Refunding	5.000%	9/1/41	5,250,000	6,984,542
California Statewide CDA Revenue: American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,844,771
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,263,925	(e)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,460,702
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,594,184
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,165,746
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,542,661
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,533,104
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,475,922

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	$6,000,000	$7,547,863
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,024,065
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,262,648
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,298,853
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,891,898	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,868,637	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,160,949	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,725,710	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,510,605	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	4,032,693	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	7,500,000	8,966,866
Series A, Refunding	5.000%	7/1/46	2,000,000	2,320,524
Series B, Refunding	5.000%	7/1/39	11,020,000	13,266,197
Series C	5.000%	7/1/37	4,825,000	5,919,418
Series C	5.000%	7/1/38	1,000,000	1,224,986
Series C	5.000%	7/1/42	13,000,000	15,837,674
Series E	5.000%	7/1/44	10,000,000	11,099,567
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,311,047
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,705,689
Series A	6.500%	11/1/39	7,265,000	11,646,724
Series B	7.000%	11/1/34	26,500,000	40,528,679
Series B	6.500%	11/1/39	13,000,000	20,840,663
Series C	6.125%	11/1/29	5,510,000	6,869,746
Series C	7.000%	11/1/34	15,000,000	22,919,022
Series C	6.500%	11/1/39	1,290,000	2,068,035

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	$5,990,000	$6,494,418	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,552,590
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,802,772
Series B, Refunding	5.000%	6/1/39	9,930,000	12,291,847
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,424,340	(d)
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,325,931	(d)
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,805,930
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,916,318
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,155,544
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	13,682,962
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	4,500,000	5,513,792	(a)
Series A, Refunding	5.000%	5/1/35	5,000,000	6,514,638	(a)
Series A, Refunding	5.000%	5/1/36	5,000,000	6,499,273	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,420,994	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,827,592	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,569,544
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,567,484
Series B, AGM	4.000%	8/1/48	2,270,000	2,603,198
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,420,873
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,022,940

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	$1,000,000	$1,224,466
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,951,479
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,124,584

Total California				574,316,019

Colorado - 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	798,886
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	812,626
Series A	5.000%	12/1/49	1,000,000	1,074,110
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,449,108
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,882,336
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,739,389
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,723,913	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,068,586	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	5,172,568
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	855,113
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,701,144
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,695,582
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,806,003
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,863,605
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	8,400,000	13,054,979

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	$1,000,000	$1,188,667
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	1,067,246

Total Colorado				74,953,861

Connecticut - 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,409,630	(a)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,494,682
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,497,942
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,110,444
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,862,908
Series A	5.000%	4/15/34	2,000,000	2,525,341
Series A	5.000%	4/15/35	4,895,000	6,075,923
Series A	5.000%	4/15/36	2,300,000	2,893,903
Series A	5.000%	4/15/39	1,650,000	2,065,315
Series E	5.000%	10/15/34	5,360,000	6,429,795
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,412,815	(e)

Total Connecticut				47,778,698

Delaware - 0.5%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,441,013
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,588,638
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,487,472
US 301 Project	5.000%	6/1/55	13,750,000	15,589,335

Total Delaware				26,106,458

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$9,250,000	$10,871,011
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,389,101

Total District of Columbia				19,260,112

Florida - 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,209,285	(a)
Series 2017	5.000%	10/1/47	3,350,000	4,026,750	(a)
Series A	5.000%	10/1/25	2,000,000	2,320,104	(a)
Series A	5.000%	10/1/26	1,500,000	1,790,193	(a)
Series A	5.000%	10/1/28	1,500,000	1,874,876	(a)
Series A	5.000%	10/1/45	22,000,000	25,242,384	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	13,110,681	(a)
Series B	5.000%	9/1/33	8,610,000	10,863,419	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,020,668
Series B, Refunding	5.000%	7/1/32	8,000,000	9,155,657
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,097,030
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,791,793
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,018,392
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	5,013,608
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,130,040
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,429,127	(e)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,253,474
Series A, Refunding	5.000%	10/1/28	500,000	571,915
Series A, Refunding	5.000%	10/1/29	2,720,000	3,100,333
Series A, Refunding	5.000%	10/1/35	5,000,000	5,661,112
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,712,602	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,477,505	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	$6,250,000	$6,501,161
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	2,942,925	(d)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,359,125	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/40	1,625,000	1,924,837
Series A, Refunding	4.000%	10/1/41	1,000,000	1,180,854
Series A, Refunding	5.000%	10/1/41	7,250,000	8,622,557
Series A, Refunding	5.000%	10/1/49	12,900,000	15,695,135	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,580,923	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,726,283
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,182,618
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,798,787
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,010,905
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,381,927
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	2,040,658
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,859,776
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	2,000,000	2,109,124	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/41	1,000,000	1,043,514	(f)
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	713,118	627,544	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,564,149

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	$3,485,000	$4,255,514
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,727,927
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	3,945,000	4,898,436
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	860,000	977,191
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,268,119

Total Florida				229,150,946

Georgia - 1.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,189,201
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,749,583
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	8,109,832
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,864,510
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	680,000	764,642
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,182,749
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,724,955
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,378,572
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,251,410
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,431,903
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	1,000,000	1,133,924
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	2,000,000	2,440,103

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	$1,000,000	$1,140,285
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	1,015,000	1,240,891
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,455,884
Project One, Series A	5.000%	1/1/50	2,250,000	2,818,538
Series EE, AMBAC	7.250%	1/1/24	500,000	570,313
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,090,679
Series A	5.000%	5/15/34	2,000,000	2,461,867
Series A	5.000%	5/15/43	1,950,000	2,350,692
Series B	5.000%	3/15/22	5,000,000	5,067,781
Series C	4.000%	9/1/26	4,570,000	5,199,656	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	110,000	110,000

Total Georgia				63,727,970

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	250,000	302,547
Series F, Refunding	5.000%	1/1/29	1,000,000	1,232,232
Series F, Refunding	5.000%	1/1/30	750,000	938,415
Series F, Refunding	5.000%	1/1/31	750,000	959,150
Series F, Refunding	4.000%	1/1/36	3,500,000	4,049,552

Total Guam				7,481,896

Illinois - 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,883,538
Series 2018	5.000%	4/1/38	1,200,000	1,434,734
Series 2018	5.000%	4/1/42	4,400,000	5,243,760
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	953,500
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	2,058,866
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,782,403
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,173,325
Series A	5.000%	12/1/33	3,400,000	4,303,949
Series A	5.000%	12/1/34	3,250,000	4,104,055
Series A	5.000%	12/1/36	2,800,000	3,525,080
Series A	5.000%	12/1/37	2,750,000	3,453,683

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	12/1/39	$2,000,000	$2,501,074
Series A	5.000%	12/1/40	1,840,000	2,295,845
Series A	5.000%	12/1/41	9,140,000	11,375,040
Series B, Refunding	5.000%	12/1/36	1,300,000	1,636,707
Series C, Refunding	5.000%	12/1/24	250,000	280,953
Series C, Refunding	5.000%	12/1/25	2,400,000	2,775,300
Series D	5.000%	12/1/46	4,250,000	5,082,983
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,911,185
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,888,672
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,603,461
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,156,414
Series A	5.000%	1/1/44	17,175,000	20,859,616
Series A, Refunding	5.000%	1/1/27	4,000,000	4,762,360
Series A, Refunding	5.000%	1/1/28	11,750,000	14,308,289
Series A, Refunding	5.250%	1/1/33	3,250,000	3,608,648
Series A, Refunding	5.000%	1/1/35	3,800,000	4,202,265
Series A, Refunding	6.000%	1/1/38	7,450,000	9,240,461
Series C, Refunding	5.000%	1/1/25	1,420,000	1,603,522
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,627,018
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,747,968
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,421,582
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,937,826	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,791,276	(a)
Series A, Refunding	5.000%	1/1/34	8,190,000	9,173,681	(a)
Series C	5.000%	1/1/31	3,250,000	3,642,455	(a)
Series C	5.000%	1/1/32	3,325,000	3,725,435	(a)
Series C	5.000%	1/1/33	3,000,000	3,360,323	(a)
Series C	5.000%	1/1/34	2,800,000	3,136,301	(a)
Series C	5.000%	1/1/35	500,000	560,054	(a)
Series C	5.000%	1/1/46	7,000,000	7,820,382	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,127,260
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,550,208	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,400,000	5,172,869
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,759,603

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Second Lien, Series A, Refunding	4.000%	12/1/55	$2,800,000	$3,175,882
Second Lien, Series A, Refunding	5.000%	12/1/55	1,500,000	1,833,158
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,513,514
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,877,085
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,789,272
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,185,824
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,247,353
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,166,305
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,233,729
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,224,537
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,339,090
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,917,310
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/39	3,000,000	3,561,476
Series A, Refunding	4.000%	11/15/41	3,750,000	4,433,509
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,618,452
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,553,232
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,462,325
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,223,746
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,247,498
Benedictine University, Refunding	4.000%	10/1/33	715,000	817,687
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,594,214
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,599,904
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,082,447
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,292,696
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,231,468
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,468,780
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,221,855
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,542,531

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$2,000,000	$2,282,404
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	569,742
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,421,128
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,550,337
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,103,248
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,515,536
Series A	5.000%	1/1/42	4,500,000	5,423,240
Series A	5.000%	1/1/44	18,000,000	22,330,258
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	923,367
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	613,056
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	912,896
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	6,056,350
Series 2016	5.000%	1/1/33	2,500,000	2,893,481
Series 2016	5.000%	11/1/33	1,850,000	2,173,349
Series 2016, Refunding	5.000%	2/1/27	24,345,000	29,067,852
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,543,480
Series A	5.000%	3/1/36	1,750,000	2,221,170
Series A	5.000%	5/1/39	3,000,000	3,572,965
Series A	5.000%	3/1/46	10,350,000	12,853,812
Series A, Refunding	5.000%	10/1/28	3,000,000	3,697,853
Series A, Refunding	5.000%	10/1/30	4,850,000	5,928,721
Series B, Refunding	5.000%	10/1/28	6,000,000	7,395,706
Series B, Refunding	5.000%	10/1/29	9,250,000	11,364,259
Series D	5.000%	11/1/27	29,570,000	35,783,730
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,167,366
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	12,750,000	14,594,716	(f)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$23,715,000	$26,620,455
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	27,140,000	32,668,583
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	12,503,135	(d)
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,474,468	(d)
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	10,035,896
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	32,821,457

Total Illinois				602,102,824

Indiana - 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,118,153
Series S	4.000%	7/1/37	750,000	880,782
Series S	4.000%	7/1/38	800,000	937,984
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	12/1/42	4,250,000	4,255,143	(b)(c)(d)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,772,512
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,355,123	(a)(d)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,166,105
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	4,934,147	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,142,629	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,903,147	(a)

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	$2,500,000	$2,948,126
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,587,462	(a)

Total Indiana				58,001,313

Iowa - 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,870,000	1,896,425
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,400,000	2,781,809
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	2,500,000	2,888,351

Total Iowa				7,566,585

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,901,373
Series 3	5.000%	2/1/44	3,000,000	3,360,267
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,301,704
Improvement, Series A	5.000%	9/1/45	3,000,000	3,434,395

Total Kansas				13,997,739

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,146,424
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,778,154
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,012,733	(b)(c)
Series C	4.000%	6/1/25	45,400,000	50,103,118	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,979,953	(b)(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Norton Healthcare Inc., Series A	5.000%	10/1/37	$2,100,000	$2,637,087
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,880,577
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,155,731
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,477,426
Series B, Refunding	5.000%	1/1/26	1,200,000	1,401,757
Series B, Refunding	5.000%	1/1/27	3,000,000	3,606,523

Total Kentucky				112,179,483

Louisiana - 0.7%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,071,787	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,169,202	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,364,018
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,842,826
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,205,500	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,752,462	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,543,605	(b)(c)

Total Louisiana				35,949,400

Maryland - 0.3%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	5,750,000	6,670,499
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,222,458
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,417,558
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,416,758
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,161,760

Total Maryland				13,889,033

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,500,000	$1,731,199
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,414,379
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,980,854
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,698,523
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,586,772
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,380,000	1,566,990	(f)
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,513,744
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,261,875
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,114,843
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,615,095
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,763,081
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	2,000,000	2,412,849	(f)
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,204,357	(a)
Series A	5.000%	7/1/35	4,155,000	5,178,168	(a)
Series A, Refunding	5.000%	7/1/36	700,000	870,828	(a)
Series E	5.000%	7/1/46	7,250,000	9,205,286	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,824,394

Total Massachusetts				79,943,237

Michigan - 1.8%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,764,650
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,397,606
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,695,000	20,605,679
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,206,341

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$4,100,000	$4,452,898
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,547,332
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,688,031
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,037,460	(d)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,145,600
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,775,681
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,374,824
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,534,752
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,829,205
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,893,601	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,700,000	9,248,007	(a)
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/50	3,500,000	4,389,424

Total Michigan				86,891,091

Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,749,604	(d)

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,060,195

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	1,000,000	1,131,373

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$4,500,000	$5,542,008	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,095,075

Total Missouri				9,768,456

Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,252,401
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,425,685
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,162,300
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,617,924

Total Nebraska				8,458,310

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,162,606

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,136,816	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,585,510	(a)(b)(c)

Total New Hampshire				6,722,326

New Jersey - 7.8%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,677,762
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,717,774
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	19,963,281
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,751,363	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,648,675	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	$1,000,000	$1,098,017	(a)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.600%	9/1/27	22,065,000	22,324,606	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,753,802
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	20,000,000	20,242,432	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,558,950
School Facilities Construction, Series QQQ	4.000%	6/15/46	2,500,000	2,849,559
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	2,000,000	2,270,843
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	15,033,127
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,945,877
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,858,499
New Jersey State EDA, Cigarette Tax Revenue, Refunding	5.000%	6/15/25	4,545,000	4,654,695
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,822,861
State House Project, Series B	5.000%	6/15/43	3,365,000	4,068,027
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,255,857	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,036,445	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,167,887	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,304,807	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,358,259	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,324,419
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,120,257
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	514,297

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	$7,000,000	$8,250,524
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,000,000	5,688,466
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,475,631
Transportation Program, Series AA	4.000%	6/15/39	3,000,000	3,478,727
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,775,917
Transportation Program, Series AA	4.000%	6/15/40	4,000,000	4,628,360
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,212,353
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	19,483,254
Transportation Program, Series AA	4.000%	6/15/45	9,750,000	11,128,167
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,648,717
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	16,854,790
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,500,000	5,733,411	(f)
Transportation Program, Series BB	4.000%	6/15/36	7,750,000	8,820,404
Transportation Program, Series BB	4.000%	6/15/38	850,000	963,801
Transportation System, Series A, Refunding	5.000%	12/15/28	15,100,000	18,952,754
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,147,598
Series A, Refunding	5.000%	1/1/35	4,900,000	5,698,102
Series G, Refunding	5.000%	1/1/36	22,270,000	27,464,584
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	24,327,058
COVID-19 Emergency, Series A	5.000%	6/1/28	4,600,000	5,716,591
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,174,483
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,722,781
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,497,480

Total New Jersey				381,166,331

New York - 12.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,180,521
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,904,621
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,640,690
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,311,775

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Green Bonds, Series C-1	4.750%	11/15/45	$2,000,000	$2,393,282
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	3,080,853
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,663,649
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,656,808
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,852,526
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	3,989,879
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,785,945
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,841,501
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,685,968
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,533,566
Series A-2	5.000%	5/15/30	9,100,000	11,592,945	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	612,731
New York City, NY, GO:
Series F-1	4.000%	3/1/47	6,000,000	7,046,251
Subseries D-1	5.000%	3/1/43	3,000,000	3,791,287
Subseries F-1	5.000%	3/1/43	6,000,000	7,713,278
Subseries F-1	5.000%	3/1/50	8,450,000	10,751,994
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,898,383
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	6,070,929
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,130,034
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	25,260,000	30,004,826
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,220,945
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,842,860
Series C-1	4.000%	5/1/43	19,955,000	23,669,968
Series S	4.000%	5/1/45	2,000,000	2,361,051
Series S	4.000%	5/1/47	7,000,000	8,236,770
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,869,571
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,310,050
Series B, Refunding	5.000%	2/15/43	10,000	12,373	(d)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,410,758

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Series E, Refunding	5.000%	3/15/34	$25,000,000	$28,869,547
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,558,425
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,797,204
Series A, AGM	5.000%	10/1/30	5,825,000	7,355,076
Series A, AGM	5.000%	10/1/32	4,000,000	5,027,018
Series A, AGM	5.000%	10/1/33	1,250,000	1,569,729
Series A, AGM	5.000%	10/1/34	1,750,000	2,192,653
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	4.000%	3/15/46	13,085,000	15,325,694
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,338,076	(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,263,504
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,540,898
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,179,975	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	17,524,888	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,291,371	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,657,184	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,398,121	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	32,373,872	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,123,097	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	20,808,635	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/33	$1,600,000	$2,037,899
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,250,000	1,588,635
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	2,000,000	2,538,521
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	2,314,164
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series C	5.000%	3/15/44	8,995,000	11,470,849
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,353,755	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,631,085
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	36,576,047
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,862,953
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,874,860	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,750,000	2,254,694	(a)
Series 221	4.000%	7/15/55	19,550,000	22,343,453	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	14,825,000	18,904,629
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	5,900,000	7,538,465
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,347,817
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	34,266,205
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	13,250,000	16,876,736
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	12,635,298
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,657,363
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,590,461
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,280,023

Total New York				621,207,467

North Carolina - 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,914,341
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,630,562	(a)

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Charlotte Douglas International Airport	5.000%	7/1/49	$2,335,000	$2,848,024	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	7,500,000	9,339,660
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,426,072
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	527,167
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,316,199	(d)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,833,784
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,418,735
Series A, Refunding	5.000%	7/1/47	2,750,000	3,118,173
Series A, Refunding	5.000%	7/1/51	8,445,000	9,555,250
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,922,840
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,292,433
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	834,379

Total North Carolina				50,977,619

Ohio - 1.4%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	3,500,000	4,567,276
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	2,500,000	3,001,406
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	2,000,000	2,392,768
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,343,350
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,167,989
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,164,065
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	5,710,000	6,556,315
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,082,848

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	27

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	$280,000	$281,595
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,582,145
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,648,701	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,641,092	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	670,442
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,227,555
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	2,000,000	2,286,625
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,325,000	1,507,772
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,615,318	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,830,224	(a)

Total Ohio				66,567,486

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	9,483	*(g)

Oregon - 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,767,297
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	897,687
Series B, Refunding	5.000%	7/1/40	600,000	765,325
Series C, Refunding	5.000%	7/1/28	1,100,000	1,367,259	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,241,597	(d)

Total Oregon				8,039,165

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.1%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	$4,500,000	$5,274,357
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,047,813
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,380,263
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	8,835,691
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,059,509
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,454,786
Series 2018	5.000%	6/1/32	1,750,000	2,143,609
Series 2018	5.000%	6/1/34	1,000,000	1,219,339
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	975,000	1,107,581	(d)
Diakon Lutheran Social Ministries	5.000%	1/1/38	9,025,000	10,016,259
Penn State Health	4.000%	11/1/35	1,000,000	1,180,110
Penn State Health	4.000%	11/1/37	2,000,000	2,351,772
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,771,856	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	3,126,283	(d)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,435,546	(d)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,396,524
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/46	3,000,000	3,708,465
Penn State Health, Series 2021	5.000%	11/1/51	12,000,000	14,797,561
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	1,992,750
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,809,290

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	$6,750,000	$8,241,250
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,145,247
Series A-1	5.000%	12/1/42	2,500,000	3,017,379
Series A-1	5.000%	12/1/47	3,975,000	4,843,567
Series B	5.000%	12/1/45	7,000,000	8,954,021
Series B, Refunding	5.000%	12/1/51	7,750,000	9,865,011
Series C, Refunding	4.000%	12/1/51	3,000,000	3,540,347
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,785,589
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,374,368	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,703,252
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,507,881
Series B	5.000%	2/1/37	2,400,000	3,005,436
Series B	5.000%	2/1/38	2,250,000	2,807,577
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,127,615
Series A, State Aid Withholding	5.000%	9/1/34	810,000	933,627
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,381,231
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,236,254
Series A	5.000%	7/1/45	6,000,000	6,712,266	(d)
Series A, Refunding	5.000%	11/1/50	4,000,000	5,045,988
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,188,848
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,543,875
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019, (SIFMA Municipal Swap Index Yield + 0.360%)	0.410%	2/15/24	5,000,000	5,020,033	(c)

Total Pennsylvania				203,090,026

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	$315,000	$358,490	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	850,000	1,068,571	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	14,000,000	17,287,641	(e)(f)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	507,674	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	14,355,000	17,596,665	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/42	30,540,000	34,671,579	(e)
Senior Lien, Series A, Refunding	4.000%	7/1/42	16,000,000	17,738,814	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/47	3,230,000	3,539,376	(e)(f)
Senior Lien, Series B, Refunding	4.000%	7/1/42	22,055,000	25,038,693	(e)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	6,980,000	6,282,000	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,718,150	*(g)
Series A	5.000%	7/1/42	8,490,000	8,362,650	*(g)
Series A	5.050%	7/1/42	1,950,000	1,920,750	*(g)
Series CCC	5.000%	7/1/21	35,000	33,687	*(h)
Series CCC	4.600%	7/1/24	10,000	9,813	*(g)
Series CCC	5.000%	7/1/24	1,000,000	985,000	*(g)
Series CCC	4.625%	7/1/25	30,000	29,437	*(g)
Series CCC	5.000%	7/1/28	625,000	615,625	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	18,575	*(h)
Series DDD, Refunding	3.625%	7/1/21	435,000	404,006	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,416,875	*(h)
Series TT	5.000%	7/1/17	35,000	33,687	*(h)
Series TT	5.000%	7/1/24	120,000	118,200	*(g)
Series TT	5.000%	7/1/37	3,930,000	3,871,050	*(g)
Series XX	5.250%	7/1/40	13,300,000	13,133,750	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	794,937	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,093,000	5,575,935
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,855,939
CAB, Restructured, Series A-1	0.000%	7/1/51	22,258,000	5,387,386
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,374,486
Restructured, Series A-1	5.000%	7/1/58	16,485,000	18,925,725

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	31

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Restructured, Series A-2	4.329%	7/1/40	$7,454,000	$8,367,172
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,122,508

Total Puerto Rico				205,164,846

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,830,737
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,540,931

Total Rhode Island				6,371,668

South Carolina - 0.2%
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	922,203	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,968,011	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,886,303	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,338,852	(a)

Total South Carolina				11,115,369

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,333,775

Tennessee - 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,545,996
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,439,068
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,048,834
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,818,296
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,183,093	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,468,283	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	37,057,770	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,658,846

Total Tennessee				66,220,186

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 6.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$2,350,000	$2,817,936
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,748,932
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,835,562	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,514,611	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,071,677	(a)
Series 2019	5.000%	11/15/36	4,765,000	6,001,787	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,336,570	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	3,000,000	3,481,614
Senior Lien, Series E	4.000%	1/1/50	2,000,000	2,292,247
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,634,622	(d)
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,213,949	(d)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,783,350
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/37	2,000,000	2,246,258
Series 2021, Refunding	4.000%	8/15/38	2,000,000	2,243,895
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,693,513
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,943,578
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B, (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,845,937
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,153,181
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,007,625	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series A	4.000%	10/1/47	10,000,000	11,853,578
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,755,000	2,093,204	(i)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	$4,000,000	$4,469,362
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	5,000,000	5,353,703	(a)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	7,400,000	8,828,269	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	5,000,000	5,337,687	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,750,000	2,092,045	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	2,000,000	2,386,188	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	2,000,000	2,377,084	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	3,870,000	4,528,292	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,346,915
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	841,574	(a)
Series 2017	5.000%	11/1/36	710,000	844,633	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,168,166	(a)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,324,624
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,400,426
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,777,227	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,022,273
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,619,305
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,320,132
Sanctuary LTC Project, Series A	5.500%	1/1/57	11,200,000	11,239,133

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	$1,285,000	$1,424,603
TLC Academy, Series A	4.000%	8/15/41	1,685,000	1,817,358
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,473,521
Series B, Refunding	5.000%	1/1/40	11,205,000	11,755,852
Series B, Refunding	5.000%	1/1/45	11,000,000	12,339,010
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	2,350,000	2,310,450	(a)(e)
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	36,830,000	42,490,336
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	1,300,000	1,532,160
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	1,000,000	1,178,585
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,469,468
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,181,976
Segment 3C Project	5.000%	6/30/58	25,000,000	30,054,182	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	10,056,551	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,910,439
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,377,858
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,391,025	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	297,500	*(g)

Total Texas				329,151,538

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	$6,245,000	$6,261,248
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	198,312
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,650,000	4,661,822
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,600,000	3,631,802
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,311,484

Total U.S. Virgin Islands				16,064,668

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,766,656	(a)
Series A	5.000%	7/1/37	3,500,000	4,206,869	(a)
Series B	5.000%	7/1/47	1,575,000	1,891,310
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,978,254
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,222,323
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,353,627
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,404,718
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,657,791
Series 2019	5.000%	10/15/26	1,115,000	1,325,111
Series 2019	4.000%	10/15/30	2,025,000	2,377,536
Series 2019	4.000%	10/15/34	1,000,000	1,156,668
Series 2019	4.000%	10/15/39	1,750,000	2,004,481
Series 2021	3.000%	10/15/45	1,000,000	1,031,468

Total Utah				30,376,812

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,130,128

Virginia - 1.0%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	1,985,843
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,226,210
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,570,462
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	1,007,934

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	$6,350,000	$7,348,528	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,180,779	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,737,999
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,077,617	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,136,299	(a)
Series A	5.000%	1/1/33	1,665,000	2,035,377
Series A	5.000%	1/1/35	2,725,000	3,321,091

Total Virginia				50,628,139

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	3,750,000	4,692,989	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,998,112	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,989,798	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,832,869	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,895,177	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,356,195	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,563,367	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,272,352
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,519,214	(e)

Total Washington				47,120,073

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	8,914,336	(b)(c)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/36	1,150,000	1,523,903
Senior Lien	5.000%	6/1/37	1,250,000	1,651,143
Senior Lien	5.000%	6/1/38	1,400,000	1,841,371

Total West Virginia				13,930,753

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.6%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	$12,000,000	$14,222,087
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,248,152
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	3,187,186
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	2,124,207
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,579,782
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,115,438

Total Wisconsin				27,476,852

TOTAL MUNICIPAL BONDS (Cost - $4,175,237,867)				4,563,589,427

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(J) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $58,345,666)	4.000%	3/15/42	50,000,000	58,622,313

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,233,583,533)				4,622,211,740

SHORT-TERM INVESTMENTS - 7.4%
MUNICIPAL BONDS - 7.4%
Alabama - 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.020%	7/15/32	4,450,000	4,450,000	(k)(l)

Arizona - 0.1%
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase & Co.	0.040%	2/1/48	365,000	365,000	(k)(l)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	1,950,000	1,950,000	(k)(l)

Total Arizona				2,315,000

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	$725,000	$725,000	(k)(l)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.020%	5/15/45	250,000	250,000	(k)(l)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	3,795,000	3,795,000	(a)(k)(l)

Total California				4,770,000

Colorado - 0.0%††
Colorado State Health Facilities Authority Revenue, SCL Health System, Series B	0.060%	12/1/45	1,500,000	1,500,000	(k)(l)
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.050%	11/15/39	300,000	300,000	(k)(l)

Total Colorado				1,800,000

Delaware - 0.0%††
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.030%	11/1/35	1,600,000	1,600,000	(k)(l)
Series C, Refunding, SPA - TD Bank N.A.	0.030%	11/1/37	700,000	700,000	(k)(l)

Total Delaware				2,300,000

District of Columbia - 0.0%††
District of Columbia Revenue:
Series A, LOC - PNC Bank N.A.	0.060%	8/15/38	725,000	725,000	(k)(l)
Series A, LOC - TD Bank N.A.	0.040%	8/15/38	300,000	300,000	(k)(l)

Total District of Columbia				1,025,000

Florida - 0.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	0.050%	5/1/33	2,500,000	2,500,000	(k)(l)
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.030%	11/1/38	5,010,000	5,010,000	(k)(l)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.050%	10/1/26	405,000	405,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.050%	5/1/24	9,110,000	9,110,000	(a)(k)(l)

Total Florida				17,025,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.1%
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, Series A, LOC - Wells Fargo Bank N.A.	0.080%	12/1/27	$2,105,000	$2,105,000	(a)(k)(l)
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	0.040%	1/1/48	500,000	500,000	(k)(l)
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	0.060%	11/1/47	4,200,000	4,200,000	(a)(k)(l)

Total Georgia				6,805,000

Idaho - 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.020%	3/1/48	900,000	900,000	(k)(l)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	960,000	960,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	1,700,000	1,700,000	(k)(l)

Total Indiana				2,660,000

Kentucky - 0.3%
Boyle County, KY, Centre College Project, Series A, Refunding, LOC - PNC Bank N.A.	0.050%	6/1/37	2,900,000	2,900,000	(k)(l)
Kentucky State Economic Development Finance Authority, Hospital Revenue, St. Elizabeth Medical Center Inc., Series B, Refunding, LOC - TD Bank N.A.	0.050%	5/1/33	11,350,000	11,350,000	(k)(l)

Total Kentucky				14,250,000

Maryland - 0.0%††
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.030%	7/1/41	1,235,000	1,235,000	(k)(l)

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.1%
Central Michigan University Revenue, Series A, Refunding, LOC - TD Bank N.A.	0.050%	10/1/32	$4,885,000	$4,885,000	(k)(l)
University of Michigan Revenue, Series D-1, Refunding	0.010%	12/1/24	755,000	755,000	(k)(l)

Total Michigan				5,640,000

Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	0.040%	11/15/34	1,100,000	1,100,000	(k)(l)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	3,200,000	3,200,000	(k)(l)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.040%	11/15/35	2,750,000	2,750,000	(k)(l)

Total Minnesota				7,050,000

Mississippi - 1.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series 2007E	0.020%	12/1/30	500,000	500,000	(k)(l)
Chevron USA Inc. Project, Series A	0.020%	12/1/30	2,200,000	2,200,000	(k)(l)
Chevron USA Inc. Project, Series A	0.020%	11/1/35	5,450,000	5,450,000	(k)(l)
Chevron USA Inc. Project, Series B	0.020%	12/1/30	3,400,000	3,400,000	(k)(l)
Chevron USA Inc. Project, Series B	0.020%	12/1/30	4,030,000	4,030,000	(k)(l)
Chevron USA Inc. Project, Series B	0.020%	11/1/35	400,000	400,000	(k)(l)
Chevron USA Inc. Project, Series C	0.020%	12/1/30	2,230,000	2,230,000	(k)(l)
Chevron USA Inc. Project, Series D	0.020%	11/1/35	3,050,000	3,050,000	(k)(l)
Chevron USA Inc. Project, Series F	0.020%	12/1/30	11,955,000	11,955,000	(k)(l)
Chevron USA Inc. Project, Series G	0.020%	12/1/30	4,915,000	4,915,000	(k)(l)
Chevron USA Inc. Project, Series G	0.020%	11/1/35	5,420,000	5,420,000	(k)(l)
Chevron USA Inc. Project, Series H	0.020%	11/1/35	19,100,000	19,100,000	(k)(l)

Total Mississippi				62,650,000

New Jersey - 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.020%	7/1/43	200,000	200,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 2.5%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.050%	11/1/38	$4,500,000	$4,500,000	(k)(l)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.030%	11/1/31	2,650,000	2,650,000	(k)(l)
MTA, NY, Transportation Revenue:
Refunding, Subseries A-2B, LOC - PNC Bank N.A.	0.060%	11/1/31	115,000	115,000	(k)(l)
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.030%	11/1/35	2,735,000	2,735,000	(k)(l)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.050%	11/1/32	2,365,000	2,365,000	(k)(l)
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.030%	3/1/48	3,300,000	3,300,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.040%	4/1/42	1,450,000	1,450,000	(k)(l)
Subseries I-4, LOC - TD Bank N.A.	0.030%	4/1/36	14,500,000	14,500,000	(k)(l)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.070%	3/15/33	300,000	300,000	(a)(k)(l)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.070%	4/1/39	9,600,000	9,600,000	(a)(k)(l)
Boricua Village Apartment Site, Series C, LOC - Citibank N.A.	0.070%	9/1/42	1,165,000	1,165,000	(a)(k)(l)
Series H	0.120%	3/15/22	8,080,000	8,069,477	(b)(c)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.050%	1/1/37	3,435,000	3,435,000	(a)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	4,035,000	4,035,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	0.040%	6/15/50	700,000	700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.030%	6/15/48	4,400,000	4,400,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.040%	6/15/48	115,000	115,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.030%	6/15/48	1,700,000	1,700,000	(k)(l)

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Second General Resolution, Fiscal 2011,
Series DD-1, SPA - TD Bank N.A.	0.030%	6/15/43	$9,715,000	$9,715,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.030%	11/1/29	9,305,000	9,305,000	(k)(l)
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art, Series A2	0.040%	10/1/36	2,075,000	2,075,000	(k)(l)
The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	0.050%	7/1/32	2,245,000	2,245,000	(k)(l)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase & Co.	0.050%	7/1/39	400,000	400,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.050%	7/1/32	550,000	550,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.070%	11/1/39	290,000	290,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	10,800,000	10,800,000	(a)(k)(l)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.060%	11/15/31	500,000	500,000	(a)(k)(l)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.060%	11/1/41	3,100,000	3,100,000	(k)(l)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.080%	11/1/38	4,300,000	4,300,000	(a)(k)(l)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	11/1/34	6,100,000	6,100,000	(a)(k)(l)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.070%	11/1/32	200,000	200,000	(a)(k)(l)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.060%	5/15/37	600,000	600,000	(a)(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	43

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Town of Oyster Bay, Nassau County, NY, Water District, GO, Series A	2.000%	3/11/22	$5,000,000	$5,024,516
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.020%	1/1/32	1,700,000	1,700,000	(k)(l)

Total New York				122,038,993

North Carolina - 0.0%††
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - TD Bank N.A.	0.030%	2/15/31	300,000	300,000	(k)(l)

Oregon - 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.020%	8/1/34	3,130,000	3,130,000	(k)(l)

Pennsylvania - 1.6%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.050%	11/1/55	18,300,000	18,300,000	(k)(l)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.030%	7/1/34	2,175,000	2,175,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.050%	12/1/39	800,000	800,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.050%	12/1/38	20,280,000	20,280,000	(k)(l)
Series 2020, Refunding, LOC - TD Bank N.A.	0.050%	12/1/39	30,950,000	30,950,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.050%	12/1/34	3,000,000	3,000,000	(k)(l)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.050%	8/1/31	2,020,000	2,020,000	(k)(l)

Total Pennsylvania				77,525,000

Puerto Rico - 0.0%††
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/22	315,000	323,172
South Carolina - 0.1%
South Carolina State Jobs EDA Industrial Revenue, South Carolina Generating Co., Inc. Project, LOC - TD Bank N.A.	0.080%	12/1/38	3,900,000	3,900,000	(a)(k)(l)

See Notes to Schedule of Investments.

44	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.3%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.040%	6/1/25	$3,000,000	$3,000,000	(a)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	0.020%	11/1/29	400,000	400,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	0.040%	11/1/29	4,600,000	4,600,000	(a)(k)(l)
ExxonMobil Corp., Subseries B-2, Refunding	0.040%	12/1/39	4,900,000	4,900,000	(a)(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.030%	11/15/50	165,000	165,000	(k)(l)

Total Texas				13,065,000

Utah - 0.1%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series A, SPA - JPMorgan Chase & Co.	0.040%	5/15/37	450,000	450,000	(k)(l)
IHC Health Services Inc., Series C	0.040%	5/15/36	445,000	445,000	(k)(l)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.020%	5/15/58	5,910,000	5,910,000	(k)(l)

Total Utah				6,805,000

Wisconsin - 0.0%††
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.040%	4/1/48	1,500,000	1,500,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $363,671,213)				363,662,165

TOTAL INVESTMENTS - 101.9% (Cost - $4,597,254,746)				4,985,873,905

TOB Floating Rate Notes - (0.8)%				(37,500,000)
Other Liabilities in Excess of Other Assets - (1.1)%				(57,273,312)

TOTAL NET ASSETS - 100.0%				$4,891,100,593

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	45

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of November 30, 2021.

(h)	The maturity principal is currently in default as of November 30, 2021.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

46	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	47

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

48	Western Asset Managed Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

49

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$4,563,589,427	—	$4,563,589,427
Municipal Bonds Deposited in Tender Option Bond Trust	—	58,622,313	—	58,622,313

Total Long-Term Investments	—	4,622,211,740	—	4,622,211,740

Short-Term Investments†	—	363,662,165	—	363,662,165

Total Investments	—	$4,985,873,905	—	$4,985,873,905

†	See Schedule of Investments for additional detailed categorizations.

51